Net finance costs	12 Months Ended
Dec. 31, 2022
Net finance costs
Net finance costs

7 Net finance costs

Accounting policy Interest on borrowings is expensed as incurred. The cost of issuing borrowings is generally expensed over the period of borrowing so as to produce a constant periodic rate of charge.

	2020	2021	2022
	£m	£m	£m
Interest on short-term bank loans, overdrafts and commercial paper	(17)	(11)	(19)
Interest on term debt	(122)	(106)	(157)
Interest on lease liabilities	(12)	(8)	(6)
Total borrowing costs	(151)	(125)	(182)
Losses on loans and derivatives not designated as hedges	(13)	(16)	(9)
Fair value losses on designated fair value hedge relationships	–	–	(9)
Net financing charge on defined benefit pension schemes and other	(11)	(9)	(5)
Finance costs	(175)	(150)	(205)
Interest on bank deposits	2	1	4
Interest income on net finance lease receivables	1	–	–
Fair value gains on designated fair value hedge relationships	–	7	–
Finance income	3	8	4
Net finance costs	(172)	(142)	(201)

Gains of £2m (2021: losses of £1m; 2020: gains of £3m) on derivatives designated as cash flow hedges were recognised in other comprehensive income and accumulated in the hedge reserve, and may be reclassified to the income statement in future periods. Losses of £1m (2021: nil; 2020: £4m) in total were transferred from the hedge reserve in the period.